Leases (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Leases [Abstract]
Schedule of right-of-use assets and lease liabilities [Table Text Block]
Right-of-use assets
Balance, February 28, 2022	$3,941,840
Acquired	476,956
Amortization	(108,375)
Translation	(17,937)
Balance, May 31, 2022	$4,292,484

	Lease liability	Current	Long-term
Balance, February 28, 2022	$4,179,688	$245,257	$3,934,431
Acquired	471,926
Interest lease expense	61,575
Lease payments	(132,402)
Translation	(18,777)
Balance, May 31, 2022	$4,562,010	$338,226	$4,223,784

Right-of-use assets
Acquired	$3,955,533
Amortization	(192,796)
Impact of modification	51,177
Translation	127,926
Balance, February 28, 2022	$3,941,840

	Lease liability	Current	Long-term
Acquired	$4,109,681	$267,131	$3,842,550
Interest lease expense	202,844
Lease payments	(269,954)
Translation	137,117
Balance, February 28, 2022	$4,179,688	$245,257	$3,934,431

Schedule of future minimum lease payments payable [Table Text Block]
Twelve months ending May 31, 2023	$570,263
Twelve months ending May 31, 2024	586,674
Twelve months ending May 31, 2025	602,637
Twelve months ending May 31, 2026	619,486
Twelve months ending May 31, 2027	589,308
2028 and thereafter	3,484,518
Total future minimum lease payments	6,452,886
Less: Interest on lease liabilities	(1,890,876)
Total present value of minimum lease payments	4,562,010
Less: current portion	338,226
Non-current portion	$4,223,784

Twelve months ending February 28, 2023	$469,876
Twelve months ending February 29, 2024	484,925
Twelve months ending February 28, 2025	500,539
Twelve months ending February 28, 2026	510,549
Twelve months ending February 28, 2027	522,185
2028 and thereafter	3,660,696
Total future minimum lease payments	6,148,770
Less: Interest on lease liabilities	(1,969,082)
Total present value of minimum lease payments	4,179,688
Less: current portion	245,257
Non-current portion	$3,934,431